CONDENSED CONSOLIDATED STATEMENTS OF STOCKHOLDERS' AND MEMBERS' EQUITY (Unaudited) (Q3) - USD ($) $ in Thousands	Members Equity [Member]	Common Stock [Member] Class A Common Stock [Member]	Common Stock [Member] Class B Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Noncontrolling Interest [Member]	Total
Ending balance at Sep. 30, 2018							$ 79,965
Ending balance at Sep. 30, 2018	$ 15,963	$ 0	$ 0	$ 0	$ 0	$ 5,093	21,056
Ending balance (in shares) at Sep. 30, 2018		0	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to members							(823)
Accumulated unpaid preferred returns							2,057
Accretion of redeemable preferred and issuance costs							157
Ending balance at Dec. 31, 2018							81,356
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	2,234	$ 0	$ 0	0	0	276	2,510
Distributions to members	(126)	0	0	0	0	(500)	(626)
Accumulated unpaid preferred returns	(2,057)	0	0	0	0	0	(2,057)
Accretion of redeemable preferred and issuance costs	(157)	0	0	0	0	0	(157)
Equity-based compensation	39	0	0	0	0	0	39
Ending balance at Dec. 31, 2018	15,896	$ 0	$ 0	0	0	4,869	20,765
Ending balance (in shares) at Dec. 31, 2018		0	0
Beginning balance at Sep. 30, 2018							79,965
Ending balance at Jun. 30, 2019							84,230
Beginning balance at Sep. 30, 2018	15,963	$ 0	$ 0	0	0	5,093	21,056
Beginning balance (in shares) at Sep. 30, 2018		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							32,239
Ending balance at Jun. 30, 2019	30,817	$ 0	$ 0	0	0	5,911	36,728
Ending balance (in shares) at Jun. 30, 2019		0	0
Beginning balance at Sep. 30, 2018							79,965
Ending balance at Sep. 30, 2019							86,018
Beginning balance at Sep. 30, 2018	15,963	$ 0	$ 0	0	0	5,093	21,056
Beginning balance (in shares) at Sep. 30, 2018		0	0
Ending balance at Sep. 30, 2019	31,770	$ 0	$ 0	0	0	6,199	37,969
Ending balance (in shares) at Sep. 30, 2019		0	0
Beginning balance at Dec. 31, 2018							81,356
Increase (Decrease) in Temporary Equity [Roll Forward]
Accumulated unpaid preferred returns							2,108
Accretion of redeemable preferred and issuance costs							156
Ending balance at Mar. 31, 2019							83,620
Beginning balance at Dec. 31, 2018	15,896	$ 0	$ 0	0	0	4,869	20,765
Beginning balance (in shares) at Dec. 31, 2018		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(3,221)	$ 0	$ 0	0	0	270	(2,951)
Distributions to members	(1,099)	0	0	0	0	0	(1,099)
Accumulated unpaid preferred returns	(2,108)	0	0	0	0	0	(2,108)
Accretion of redeemable preferred and issuance costs	(156)	0	0	0	0	0	(156)
Equity-based compensation	38	0	0	0	0	0	38
Ending balance at Mar. 31, 2019	9,350	$ 0	$ 0	0	0	5,139	14,489
Ending balance (in shares) at Mar. 31, 2019		0	0
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to members							(1,708)
Accumulated unpaid preferred returns							2,161
Accretion of redeemable preferred and issuance costs							157
Ending balance at Jun. 30, 2019							84,230
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	31,908	$ 0	$ 0	0	0	772	32,680
Distributions to members	(8,162)	0	0	0	0	0	(8,162)
Accumulated unpaid preferred returns	(2,161)	0	0	0	0	0	(2,161)
Accretion of redeemable preferred and issuance costs	(157)	0	0	0	0	0	(157)
Equity-based compensation	39	0	0	0	0	0	39
Ending balance at Jun. 30, 2019	30,817	$ 0	$ 0	0	0	5,911	36,728
Ending balance (in shares) at Jun. 30, 2019		0	0
Beginning balance at Sep. 30, 2019							86,018
Increase (Decrease) in Temporary Equity [Roll Forward]
Distributions to members							(1,310)
Accumulated unpaid preferred returns							2,183
Accretion of redeemable preferred and issuance costs							162
Ending balance at Dec. 31, 2019							87,053
Beginning balance at Sep. 30, 2019	31,770	$ 0	$ 0	0	0	6,199	37,969
Beginning balance (in shares) at Sep. 30, 2019		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	(1,314)	$ 0	$ 0	0	0	247	(1,067)
Distributions to members	(189)	0	0	0	0	(732)	(921)
Accumulated unpaid preferred returns	(2,183)	0	0	0	0	0	(2,183)
Accretion of redeemable preferred and issuance costs	(162)	0	0	0	0	0	(162)
Equity-based compensation	39	0	0	0	0	0	39
Ending balance at Dec. 31, 2019	27,961	$ 0	$ 0	0	0	5,714	33,675
Ending balance (in shares) at Dec. 31, 2019		0	0
Beginning balance at Sep. 30, 2019							86,018
Ending balance at Jun. 30, 2020							0
Beginning balance at Sep. 30, 2019	31,770	$ 0	$ 0	0	0	6,199	37,969
Beginning balance (in shares) at Sep. 30, 2019		0	0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income							42,534
Ending balance at Jun. 30, 2020	0	$ 61	$ 85	56,683	15,452	99,549	171,830
Ending balance (in shares) at Jun. 30, 2020		6,087,906	8,462,392
Beginning balance at Mar. 31, 2020							0
Increase (Decrease) in Temporary Equity [Roll Forward]
Effect of organizational transactions							0
Ending balance at Jun. 30, 2020							0
Beginning balance at Mar. 31, 2020	0	$ 61	$ 85	56,730	1,085	80,706	138,667
Beginning balance (in shares) at Mar. 31, 2020		6,088	8,462
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	0	$ 0	$ 0	0	14,367	26,255	40,622
Distributions to members	0	0	0	0	0	(7,412)	(7,412)
Equity-based compensation	0	0	0	780	0	0	780
Effect of organizational transactions	0	$ 0	$ 0	(827)	0	0	(827)
Effect of organizational transactions (in shares)		0	0
Ending balance at Jun. 30, 2020	$ 0	$ 61	$ 85	$ 56,683	$ 15,452	$ 99,549	$ 171,830
Ending balance (in shares) at Jun. 30, 2020		6,087,906	8,462,392